Share-based payments	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Share-based payments
18.	Share-based payments
Different share-based programs allow company senior management and members of
the board of directors to receive or acquire shares of AB InBev, Ambev or Budweiser APAC. AB InBev has three primary share-based compensation plans, the share-based compensation plan (“Share-Based Compensation Plan”), the long-term restricted stock unit (“RSU”) plan for directors (“RSU Plan for Directors”), and the various long-term incentive plans for executives (“LTI Plan Executives”). These share-based payment programs relate to either AB InBev shares or American Depository Shares (“ADSs”) as underlying equity instruments. Except for the ones mentioned below, there were no other grants in the six-month
period ended 30 June 2024. Amounts have been converted to US dollar at the average rate of the period, unless otherwise indicated. There were no significant changes to the terms and conditions of the programs disclosed in the annual consolidated financial statements for the year ended 31 December 2023.
Share-based payment transactions resulted in a total expense of 315m US dollar for 2024, as compared to 286m US dollar for the six-month
period ended 30 June 2023.
AB INBEV SHARE-BASED COMPENSATION PROGRAMS
Share-Based Compensation Plan for Executives
In the
six-month
period ended 30 June 2024, AB InBev issued 1.6m matching RSUs in relation to bonuses granted to company employees and management (30 June 2023: 1.7m matching RSUs). These matching RSUs represent a fair value of approximately 94m US dollar (30 June 2023: 107m US dollar).
RSU Plan for Directors
In the
six-month
period ended 30 June 2024, 0.1m RSUs with an estimated fair value of 4m US dollar were granted to directors (30 June 2023: 0.1m with an estimated fair value of 4m US dollar).

Other Recurring LTI Restricted Stock Units Plans for Executives
In the
six-month
period ended 30 June 2024, approximately 37 thousand RSUs were granted with an estimated fair value of 2m US dollar under this plan (30 June 2023: approximately 11 thousand RSUs with an estimated fair value of less than 1m US dollar).
In the
six-month
period ended 30 June 2024 and 2023, no RSUs were granted under the People bet share purchase program.
AMBEV SHARE-BASED COMPENSATION PROGRAMS
Under the 2018 Share-based compensation plan, Ambev issued 6.8m matching RSUs in the six-month
period ended 30 June 2024 with an estimated fair value of 17m US dollar (30 June 2023: 6.8m matching RSUs with an estimated fair value of 17m US dollar).
BUDWEISER APAC SHARE-BASED COMPENSATION PROGRAM
Share-Based Compensation Plan
In the
six-month
period ended 30 June 2024, Budweiser APAC issued 8.8m matching RSUs in relation to bonuses granted to Budweiser APAC employees with an estimated fair value of 14m US dollar (30 June 2023: 4.1m matching RSUs with an estimated fair value of 13m US dollar).